Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment
Schedule of property and equipment
Cost	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2022	$948	$183	$1,930	$3,061
Effect of movements in exchange rates	(14)	(1)	(15)	(30)
At December 31, 2023	$934	$182	$1,915	$3,031
Additions	-	-	613	613
Effect of movements in exchange rates	53	1	55	109
At December 31, 2024	$987	$183	$2,583	$3,753
Accumulated amortization	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2022	$605	$173	$1,096	$1,874
Amortization	125	2	307	434
Effect of movements in exchange rates	(6)	(1)	(6)	(13)
At December 31, 2023	$724	$174	$1,397	$2,295
Amortization	120	2	316	438
Effect of movements in exchange rates	33	1	31	65
At December 31, 2024	$877	$177	$1,744	$2,798
Carrying amounts	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2023	$210	$8	$518	$736
At December 31, 2024	$110	$6	$839	$955